UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21672

Name of Fund: S&P 500® Covered Call Fund Inc. (BEP)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, S&P 500® Covered Call Fund Inc.,

              4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 2.7%	Boeing Co.	14,345	$776,782
	General Dynamics Corp.	7,604	491,218
	Goodrich Corp.	2,457	133,513
	Honeywell International, Inc.	14,851	551,715
	ITT Corp.	3,609	188,209
	L-3 Communications Holdings, Inc.	2,311	185,620
	Lockheed Martin Corp.	6,376	497,838
	Northrop Grumman Corp.	6,282	325,094
	Precision Castparts Corp.	2,778	282,995
	Raytheon Co.	7,689	368,841
	Rockwell Collins, Inc.	3,113	158,140
	United Technologies Corp.	18,588	1,132,567

			5,092,532
Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	3,325	192,019
	Expeditors International Washington, Inc.	4,189	147,243
	FedEx Corp.	6,168	463,957
	United Parcel Service, Inc., Class B	19,638	1,108,958

			1,912,177
Airlines - 0.1%	Southwest Airlines Co.	14,642	140,563
Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (a)	4,777	81,352
	Johnson Controls, Inc.	11,759	300,560

			381,912
Automobiles - 0.3%	Ford Motor Co. (a)	63,612	458,643
	Harley-Davidson, Inc.	4,632	106,536

			565,179
Beverages - 2.7%	Brown-Forman Corp., Class B	2,194	105,795
	The Coca-Cola Co.	45,763	2,457,473
	Coca-Cola Enterprises, Inc.	6,263	134,091
	Constellation Brands, Inc., Class A (a)	3,924	59,449
	Dr. Pepper Snapple Group, Inc. (a)	5,016	144,210
	Molson Coors Brewing Co., Class B	3,096	150,713
	Pepsi Bottling Group, Inc.	2,845	103,672
	PepsiCo, Inc.	30,763	1,804,558

			4,959,961
Biotechnology - 1.7%	Amgen, Inc. (a)	20,053	1,207,792
	Biogen Idec, Inc. (a)	5,704	288,166
	Celgene Corp. (a)	9,057	506,286
	Cephalon, Inc. (a)	1,465	85,322
	Genzyme Corp. (a)	5,338	302,825
	Gilead Sciences, Inc. (a)	17,857	831,779

			3,222,170
Building Products - 0.0%	Masco Corp.	7,093	91,642
Capital Markets - 3.1%	Ameriprise Financial, Inc.	5,036	182,958
	The Bank of New York Mellon Corp.	23,753	688,599
	The Charles Schwab Corp.	18,797	359,963
	E*Trade Financial Corp. (a)	18,305	32,034

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Federated Investors, Inc., Class B	1,747	$46,068
	Franklin Resources, Inc.	2,956	297,374
	The Goldman Sachs Group, Inc.	10,096	1,861,198
	Invesco Ltd. (b)	8,216	186,996
	Janus Capital Group, Inc.	3,596	50,991
	Legg Mason, Inc.	3,206	99,482
	Morgan Stanley	26,840	828,819
	Northern Trust Corp.	4,767	277,249
	State Street Corp.	9,765	513,639
	T. Rowe Price Group, Inc.	5,065	231,471

			5,656,841
Chemicals - 2.0%	Air Products & Chemicals, Inc.	4,149	321,879
	Airgas, Inc.	1,619	78,311
	CF Industries Holdings, Inc.	958	82,608
	The Dow Chemical Co.	22,583	588,739
	E.I. du Pont de Nemours & Co.	17,844	573,506
	Eastman Chemical Co.	1,440	77,098
	Ecolab, Inc.	4,677	216,218
	FMC Corp.	1,441	81,056
	International Flavors & Fragrances, Inc.	1,562	59,247
	Monsanto Co.	10,780	834,372
	PPG Industries, Inc.	3,261	189,823
	Praxair, Inc.	6,058	494,878
	Sigma-Aldrich Corp.	2,405	129,822

			3,727,557
Commercial Banks - 2.8%	BB&T Corp.	13,460	366,650
	Comerica, Inc.	2,984	88,535
	Fifth Third Bancorp	15,705	159,092
	First Horizon National Corp. (a)	4,322	57,175
	Huntington Bancshares, Inc.	11,237	52,926
	KeyCorp	17,349	112,769
	M&T Bank Corp.	1,623	101,145
	Marshall & Ilsley Corp.	7,269	58,661
	The PNC Financial Services Group, Inc.	9,111	442,704
	Regions Financial Corp.	23,464	145,711
	SunTrust Banks, Inc.	9,850	222,118
	U.S. Bancorp	37,756	825,346
	Wells Fargo & Co.	92,252	2,599,661
	Zions Bancorporation	2,497	44,871

			5,277,364
Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	2,226	80,158
	Cintas Corp.	2,595	78,654
	Iron Mountain, Inc. (a)	3,566	95,070
	Pitney Bowes, Inc.	4,096	101,786
	R.R. Donnelley & Sons Co.	4,054	86,188

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Republic Services, Inc., Class A	6,365	$169,118
	Stericycle, Inc. (a)	1,684	81,590
	Waste Management, Inc.	9,729	290,119

			982,683
Communications Equipment - 2.7%	Ciena Corp. (a)	1,800	29,304
	Cisco Systems, Inc. (a)	113,900	2,681,206
	Harris Corp.	2,588	97,309
	JDS Uniphase Corp. (a)	4,285	30,466
	Juniper Networks, Inc. (a)	10,352	279,711
	Motorola, Inc.	45,327	389,359
	QUALCOMM, Inc.	32,826	1,476,513
	Tellabs, Inc. (a)	7,823	54,135

			5,038,003
Computers & Peripherals - 5.7%	Apple, Inc. (a)	17,690	3,279,195
	Dell, Inc. (a)	33,984	518,596
	EMC Corp. (a)	39,930	680,407
	Hewlett-Packard Co.	46,822	2,210,467
	International Business Machines Corp.	25,886	3,096,224
	Lexmark International, Inc., Class A (a)	1,546	33,301
	NetApp, Inc. (a)	6,642	177,209
	QLogic Corp. (a)	2,332	40,110
	SanDisk Corp. (a)	4,489	97,411
	Sun Microsystems, Inc. (a)	14,877	135,232
	Teradata Corp. (a)	3,393	93,375
	Western Digital Corp. (a)	4,437	162,084

			10,523,611
Construction & Engineering - 0.2%	Fluor Corp.	3,552	180,619
	Jacobs Engineering Group, Inc. (a)	2,444	112,302
	Quanta Services, Inc. (a)	3,916	86,661

			379,582
Construction Materials - 0.1%	Vulcan Materials Co.	2,468	133,445
Consumer Finance - 0.7%	American Express Co.	23,483	796,074
	Capital One Financial Corp.	8,984	320,998
	Discover Financial Services, Inc.	10,579	171,697
	SLM Corp. (a)	9,234	80,520

			1,369,289
Containers & Packaging - 0.2%	Ball Corp.	1,862	91,610
	Bemis Co.	2,134	55,292
	Owens-Illinois, Inc. (a)	3,325	122,693
	Pactiv Corp. (a)	2,611	68,017
	Sealed Air Corp.	3,135	61,540

			399,152
Distributors - 0.1%	Genuine Parts Co.	3,150	119,889
Diversified Consumer Services - 0.2%	Apollo Group, Inc., Class A (a)	2,519	185,575
	DeVry, Inc.	1,223	67,656
	H&R Block, Inc.	6,621	121,694

			374,925

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Diversified Financial Services - 4.6%	Bank of America Corp. (c)	170,857	$2,890,900
	CME Group, Inc.	1,317	405,886
	Citigroup, Inc.	257,556	1,246,571
	IntercontinentalExchange, Inc. (a)	1,442	140,148
	JPMorgan Chase & Co.	77,658	3,402,974
	Leucadia National Corp.	3,754	92,799
	Moody’s Corp.	3,873	79,242
	The NASDAQ Stock Market, Inc.(a)	2,803	59,003
	NYSE Euronext	5,134	148,321

			8,465,844
Diversified Telecommunication Services - 2.9%	AT&T Inc.	116,509	3,146,908
	CenturyTel, Inc.	5,870	197,232
	Frontier Communications Corp.	6,168	46,507
	Qwest Communications International Inc.	29,275	111,538
	Verizon Communications, Inc.	56,094	1,697,965
	Windstream Corp.	8,624	87,361

			5,287,511
Electric Utilities - 2.1%	Allegheny Energy, Inc.	3,347	88,762
	American Electric Power Co., Inc.	9,415	291,771
	Duke Energy Corp.	25,607	403,054
	Edison International	6,434	216,054
	Entergy Corp.	3,866	308,739
	Exelon Corp.	13,015	645,804
	FPL Group, Inc.	8,125	448,744
	FirstEnergy Corp.	6,020	275,234
	Northeast Utilities Inc.	3,461	82,164
	PPL Corp.	7,436	225,608
	Pepco Holdings, Inc.	4,361	64,892
	Pinnacle West Capital Corp.	2,005	65,804
	Progress Energy, Inc.	5,515	215,416
	The Southern Co.	15,720	497,852

			3,829,898
Electrical Equipment - 0.4%	Emerson Electric Co.	14,842	594,867
	Rockwell Automation, Inc.	2,803	119,408

			714,275
Electronic Equipment, Instruments & Components - 0.5%
	Agilent Technologies, Inc. (a)	6,807	189,439
	Amphenol Corp., Class A	3,385	127,547
	Corning, Inc.	30,699	470,002
	Flir Systems, Inc. (a)	2,991	83,658
	Jabil Circuit, Inc.	3,641	48,826
	Molex, Inc.	2,684	56,042

			975,514
Energy Equipment & Services - 1.9%	BJ Services Co.	5,769	112,092
	Baker Hughes, Inc.	6,119	261,037
	Cameron International Corp. (a)	4,341	164,177

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Diamond Offshore Drilling, Inc.	1,376	$131,436
	ENSCO International, Inc.	2,808	119,452
	FMC Technologies, Inc. (a)	2,418	126,316
	Halliburton Co.	17,806	482,899
	Nabors Industries Ltd. (a)	5,617	117,395
	National Oilwell Varco, Inc. (a)	8,258	356,168
	Rowan Cos., Inc.	2,244	51,769
	Schlumberger Ltd.	23,654	1,409,778
	Smith International, Inc.	4,353	124,931

			3,457,450
Food & Staples Retailing - 2.8%	CVS Caremark Corp.	28,500	1,018,590
	Costco Wholesale Corp.	8,588	484,878
	The Kroger Co.	12,864	265,513
	SUPERVALU, Inc.	4,186	63,041
	SYSCO Corp.	11,671	290,024
	Safeway, Inc.	8,225	162,197
	Wal-Mart Stores, Inc.	42,651	2,093,738
	Walgreen Co.	19,597	734,300
	Whole Foods Market, Inc. (a)	2,778	84,701

			5,196,982
Food Products - 1.6%	Archer-Daniels-Midland Co.	12,679	370,480
	Campbell Soup Co.	3,805	124,119
	ConAgra Foods, Inc.	8,730	189,266
	Dean Foods Co. (a)	3,560	63,332
	General Mills, Inc.	6,426	413,706
	H.J. Heinz Co.	6,224	247,404
	The Hershey Co.	3,284	127,616
	Hormel Foods Corp.	1,378	48,947
	The J.M. Smucker Co.	2,344	124,255
	Kellogg Co.	5,065	249,350
	Kraft Foods, Inc.	29,127	765,166
	McCormick & Co., Inc.	2,583	87,667
	Sara Lee Corp.	13,737	153,030
	Tyson Foods, Inc., Class A	6,029	76,146

			3,040,484
Gas Utilities - 0.2%	EQT Corp	2,590	110,334
	Nicor, Inc.	891	32,602
	Questar Corp.	3,447	129,469

			272,405
Health Care Equipment & Supplies - 2.0%	Baxter International, Inc.	11,902	678,533
	Becton Dickinson & Co.	4,727	329,708
	Boston Scientific Corp. (a)	29,769	315,254
	C.R. Bard, Inc.	1,928	151,560
	CareFusion Corp. (a)	3,555	77,499
	Dentsply International, Inc.	2,934	101,340

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Hospira, Inc. (a)	3,182	$141,917
	Intuitive Surgical, Inc. (a)	750	196,688
	Medtronic, Inc.	21,856	804,301
	St. Jude Medical, Inc. (a)	6,872	268,077
	Stryker Corp.	5,574	253,227
	Varian Medical Systems, Inc. (a)	2,485	104,693
	Zimmer Holdings, Inc. (a)	4,232	226,200

			3,648,997
Health Care Providers & Services - 2.0%	Aetna, Inc.	8,620	239,895
	AmerisourceBergen Corp.	5,870	131,371
	Cardinal Health, Inc.	7,103	190,360
	Cigna Corp.	5,385	151,265
	Coventry Health Care, Inc. (a)	2,951	58,902
	DaVita, Inc. (a)	2,053	116,282
	Express Scripts, Inc. (a)	5,419	420,406
	Humana, Inc. (a)	3,350	124,955
	Laboratory Corp. of America Holdings (a)	2,147	141,058
	McKesson Corp.	5,256	312,995
	Medco Health Solutions, Inc. (a)	9,355	517,425
	Patterson Cos., Inc. (a)	1,836	50,031
	Quest Diagnostics, Inc.	3,081	160,797
	Tenet Healthcare Corp. (a)	8,550	50,274
	UnitedHealth Group, Inc.	22,955	574,793
	WellPoint, Inc. (a)	9,381	444,284

			3,685,093
Health Care Technology - 0.0%	IMS Health, Inc.	3,601	55,275
Hotels, Restaurants & Leisure - 1.5%	Carnival Corp.	8,652	287,939
	Darden Restaurants, Inc.	2,754	93,994
	International Game Technology	5,851	125,680
	Marriott International, Inc., Class A	4,964	136,957
	McDonald’s Corp.	21,551	1,229,916
	Starbucks Corp. (a)	14,556	300,581
	Starwood Hotels & Resorts Worldwide, Inc.	3,689	121,848
	Wyndham Worldwide Corp.	3,524	57,512
	Wynn Resorts Ltd. (a)	1,361	96,481
	Yum! Brands, Inc.	9,213	311,031

			2,761,939
Household Durables - 0.4%	Black & Decker Corp.	1,194	55,270
	D.R. Horton, Inc.	5,448	62,162
	Fortune Brands, Inc.	2,967	127,522
	Harman International Industries, Inc.	1,374	46,551
	KB Home	1,467	24,367
	Leggett & Platt, Inc.	3,083	59,810
	Lennar Corp., Class A	3,045	43,391
	Newell Rubbermaid, Inc.	5,484	86,044
	Pulte Homes, Inc.	6,242	68,600

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Snap-On, Inc.	1,141	$39,661
	The Stanley Works	1,560	66,596
	Whirlpool Corp.	1,455	101,792

			781,766
Household Products - 2.5%	Clorox Co.	2,760	162,343
	Colgate-Palmolive Co.	9,843	750,824
	Kimberly-Clark Corp.	8,185	482,751
	The Procter & Gamble Co.	57,640	3,338,509

			4,734,427
IT Services - 1.1%	Affiliated Computer Services, Inc., Class A (a)	1,931	104,602
	Automatic Data Processing, Inc.	9,916	389,699
	Cognizant Technology Solutions Corp. (a)	5,792	223,919
	Computer Sciences Corp. (a)	2,999	158,077
	Convergys Corp. (a)	2,426	24,114
	Fidelity National Information Services, Inc.	3,791	96,708
	Fiserv, Inc. (a)	3,049	146,962
	MasterCard, Inc., Class A	1,895	383,074
	Paychex, Inc.	6,344	184,293
	Total System Services, Inc.	3,893	62,716
	The Western Union Co.	13,854	262,118

			2,036,282
Independent Power Producers & Energy Traders - 0.2%
	The AES Corp. (a)	13,172	195,209
	Constellation Energy Group, Inc.	3,953	127,959
	Dynegy, Inc., Class A (a)	10,011	25,528

			348,696
Industrial Conglomerates - 2.5%	3M Co.	13,790	1,017,702
	General Electric Co.	209,865	3,445,983
	Textron, Inc.	5,329	101,144

			4,564,829
Insurance - 2.6%	AON Corp.	5,420	220,540
	Aflac, Inc.	9,232	394,576
	The Allstate Corp.	10,592	324,327
	American International Group, Inc. (a)	2,667	117,641
	Assurant, Inc.	2,338	74,956
	Chubb Corp.	6,910	348,333
	Cincinnati Financial Corp.	3,212	83,480
	Genworth Financial, Inc., Class A	9,503	113,561
	Hartford Financial Services Group, Inc.	7,588	201,082
	Lincoln National Corp.	5,966	154,579
	Loews Corp.	7,183	246,018
	MBIA, Inc. (a)	3,122	24,227
	Marsh & McLennan Cos., Inc.	10,344	255,807
	MetLife, Inc.	16,166	615,440
	Principal Financial Group, Inc.	6,298	172,502
	The Progressive Corp.	13,401	222,189
	Prudential Financial, Inc.	9,143	456,327
	Torchmark Corp.	1,640	71,225

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	The Travelers Cos., Inc.	11,208	$551,770
	UnumProvident Corp.	6,545	140,325
	XL Capital Ltd., Class A	6,757	117,977

			4,906,882
Internet & Catalog Retail - 0.4%	Amazon.com, Inc. (a)	6,566	613,002
	Expedia, Inc. (a)	4,164	99,728

			712,730
Internet Software & Services - 1.9%	Akamai Technologies, Inc. (a)	3,404	66,991
	eBay, Inc. (a)	22,169	523,410
	Google, Inc., Class A (a)	4,757	2,358,758
	VeriSign, Inc. (a)	3,818	90,448
	Yahoo! Inc. (a)	23,556	419,532

			3,459,139
Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	5,296	25,315
	Hasbro, Inc.	2,486	68,987
	Mattel, Inc.	7,116	131,361

			225,663
Life Sciences Tools & Services - 0.4%	Life Technologies Corp (a)	3,482	162,087
	Millipore Corp. (a)	1,100	77,363
	PerkinElmer, Inc.	2,306	44,367
	Thermo Fisher Scientific, Inc. (a)	8,060	351,980
	Waters Corp. (a)	1,886	105,352

			741,149
Machinery - 1.5%	Caterpillar, Inc.	12,269	629,768
	Cummins, Inc.	3,985	178,568
	Danaher Corp.	5,114	344,274
	Deere & Co.	8,352	358,468
	Dover Corp.	3,676	142,482
	Eaton Corp.	3,270	185,049
	Flowserve Corp.	1,110	109,379
	Illinois Tool Works, Inc.	7,605	324,810
	PACCAR, Inc.	7,175	270,569
	Pall Corp.	2,337	75,438
	Parker Hannifin Corp.	3,170	164,333

			2,783,138
Media - 2.6%	CBS Corp., Class B	13,383	161,265
	Comcast Corp., Class A	56,671	957,173
	The DIRECTV Group, Inc. (a)	8,877	244,828
	Gannett Co., Inc.	4,636	57,996
	Interpublic Group of Cos., Inc. (a)	9,599	72,184
	The McGraw-Hill Cos., Inc.	6,216	156,270
	Meredith Corp.	715	21,407
	The New York Times Co., Class A	2,283	18,538
	News Corp., Class A	44,398	532,332
	Omnicom Group Inc.	6,137	226,701
	Scripps Networks Interactive	1,762	65,106
	Time Warner Cable, Inc.	6,958	299,820

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Time Warner, Inc.	23,413	$673,826
	Viacom, Inc., Class B (a)	11,984	336,031
	Walt Disney Co.	36,701	1,007,809
	The Washington Post Co., Class B	114	53,361

			4,884,647
Metals & Mining - 1.0%	AK Steel Holding Corp.	2,166	42,735
	Alcoa, Inc.	19,241	252,442
	Allegheny Technologies, Inc.	1,935	67,706
	Freeport-McMoRan Copper & Gold, Inc., Class B	8,132	557,937
	Newmont Mining Corp.	9,676	425,938
	Nucor Corp.	6,214	292,120
	Titanium Metals Corp.	1,676	16,073
	United States Steel Corp.	2,830	125,567

			1,780,518
Multi-Utilities - 1.3%	Ameren Corp.	4,611	116,566
	CMS Energy Corp.	4,520	60,568
	CenterPoint Energy, Inc.	7,630	94,841
	Consolidated Edison, Inc.	5,436	222,550
	DTE Energy Co.	3,241	113,889
	Dominion Resources, Inc.	11,755	405,548
	Integrys Energy Group, Inc.	1,517	54,445
	NiSource, Inc.	5,445	75,631
	PG&E Corp.	7,320	296,387
	Public Service Enterprise Group, Inc.	9,992	314,148
	SCANA Corp.	2,177	75,977
	Sempra Energy	4,843	241,230
	TECO Energy, Inc.	4,227	59,516
	Wisconsin Energy Corp.	2,315	104,569
	Xcel Energy, Inc.	8,999	173,141

			2,409,006
Multiline Retail - 0.9%	Big Lots, Inc. (a)	1,630	40,783
	Family Dollar Stores, Inc.	2,759	72,838
	JCPenney Co., Inc.	4,658	157,208
	Kohl’s Corp. (a)	6,034	344,240
	Macy’s, Inc.	8,304	151,880
	Nordstrom, Inc.	3,253	99,347
	Sears Holdings Corp. (a)	985	64,330
	Target Corp.	14,847	693,058

			1,623,684
Office Electronics - 0.1%	Xerox Corp.	17,162	132,834
Oil, Gas & Consumable Fuels - 9.8%	Anadarko Petroleum Corp.	9,687	607,666
	Apache Corp.	6,630	608,833
	Cabot Oil & Gas Corp., Class A	2,055	73,466
	Chesapeake Energy Corp.	12,671	359,856
	Chevron Corp.	39,603	2,789,239
	ConocoPhillips	29,283	1,322,420

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Consol Energy, Inc.	3,568	$160,952
	Denbury Resources, Inc. (a)	4,931	74,606
	Devon Energy Corp.	8,764	590,080
	EOG Resources, Inc.	4,975	415,462
	El Paso Corp.	13,847	142,901
	Exxon Mobil Corp.	94,901	6,511,158
	Hess Corp.	5,748	307,288
	Marathon Oil Corp.	13,976	445,834
	Massey Energy Co.	1,697	47,329
	Murphy Oil Corp.	3,768	216,924
	Noble Energy, Inc.	3,432	226,375
	Occidental Petroleum Corp.	16,011	1,255,262
	Peabody Energy Corp.	5,285	196,708
	Pioneer Natural Resources Co.	2,272	82,451
	Range Resources Corp.	3,101	153,065
	Southwestern Energy Co. (a)	6,803	290,352
	Spectra Energy Corp.	12,755	241,580
	Sunoco, Inc.	2,313	65,805
	Tesoro Corp.	2,756	41,285
	Valero Energy Corp.	11,113	215,481
	Williams Cos., Inc.	11,512	205,719
	XTO Energy, Inc.	11,457	473,403

			18,121,500
Paper & Forest Products - 0.2%	International Paper Co.	8,546	189,978
	MeadWestvaco Corp.	3,379	75,386
	Weyerhaeuser Co.	4,174	152,977

			418,341
Personal Products - 0.2%	Avon Products, Inc.	8,431	286,317
	The Estée Lauder Cos., Inc., Class A	2,331	86,434

			372,751
Pharmaceuticals - 6.9%	Abbott Laboratories	30,528	1,510,220
	Allergan, Inc.	6,073	344,704
	Bristol-Myers Squibb Co.	39,118	880,937
	Eli Lilly & Co.	19,967	659,510
	Forest Laboratories, Inc. (a)	5,957	175,374
	Johnson & Johnson	54,420	3,313,634
	King Pharmaceuticals, Inc. (a)	4,900	52,773
	Merck & Co., Inc.	41,644	1,317,200
	Mylan, Inc. (a)	6,029	96,524
	Pfizer, Inc.	133,277	2,205,734
	Schering-Plough Corp.	32,266	911,515
	Watson Pharmaceuticals, Inc. (a)	2,090	76,578
	Wyeth	26,364	1,280,763

			12,825,466
Professional Services - 0.1%	Dun & Bradstreet Corp.	1,042	78,483
	Equifax, Inc.	2,496	72,733

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Monster Worldwide, Inc. (a)	2,486	$43,455
	Robert Half International, Inc.	2,999	75,035

			269,706
Real Estate Investment Trusts (REITs) - 1.1%	Apartment Investment & Management Co., Class A	2,311	34,087
	AvalonBay Communities, Inc.	1,583	115,132
	Boston Properties, Inc.	2,746	180,000
	Equity Residential	5,410	166,087
	HCP, Inc.	5,788	166,347
	Health Care REIT, Inc.	2,362	98,306
	Host Marriott Corp.	11,919	140,287
	Kimco Realty Corp.	7,432	96,913
	Plum Creek Timber Co., Inc.	3,215	98,508
	ProLogis	8,744	104,228
	Public Storage	2,678	201,493
	Simon Property Group, Inc.	5,628	390,752
	Ventas, Inc.	3,100	119,350
	Vornado Realty Trust	3,083	198,578

			2,110,068
Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	4,743	55,683

Road & Rail - 0.9%	Burlington Northern Santa Fe Corp.	5,170	412,721
	CSX Corp.	7,741	324,038
	Norfolk Southern Corp.	7,260	312,979
	Ryder System, Inc.	1,101	43,005
	Union Pacific Corp.	9,959	581,108

			1,673,851
Semiconductors & Semiconductor Equipment - 2.6%	Advanced Micro Devices, Inc. (a)	11,074	62,679
	Altera Corp.	5,809	119,143
	Analog Devices, Inc.	5,757	158,778
	Applied Materials, Inc.	26,337	352,916
	Broadcom Corp., Class A (a)	8,520	261,479
	Intel Corp.	110,545	2,163,366
	KLA-Tencor Corp.	3,372	120,920
	LSI Corp. (a)	12,866	70,634
	Linear Technology Corp.	4,390	121,296
	MEMC Electronic Materials, Inc. (a)	4,415	73,422
	Microchip Technology, Inc.	3,613	95,745
	Micron Technology, Inc. (a)	16,723	137,129
	National Semiconductor Corp.	4,622	65,956
	Novellus Systems, Inc. (a)	1,935	40,596
	Nvidia Corp. (a)	10,818	162,595
	Teradyne, Inc. (a)	3,447	31,885
	Texas Instruments, Inc.	24,910	590,118
	Xilinx, Inc.	5,451	127,662

			4,756,319

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Software - 4.0%	Adobe Systems, Inc. (a)	10,367	$342,526
	Autodesk, Inc. (a)	4,528	107,766
	BMC Software, Inc. (a)	3,633	136,346
	CA, Inc.	7,861	172,863
	Citrix Systems, Inc. (a)	3,615	141,816
	Compuware Corp. (a)	4,691	34,385
	Electronic Arts, Inc. (a)	6,389	121,710
	Intuit, Inc. (a)	6,380	181,830
	McAfee, Inc. (a)	3,104	135,924
	Microsoft Corp.	153,097	3,963,681
	Novell, Inc. (a)	6,848	30,885
	Oracle Corp.	77,126	1,607,306
	Red Hat, Inc. (a)	3,713	102,627
	Salesforce.com, Inc. (a)	2,155	122,684
	Symantec Corp. (a)	16,084	264,903

			7,467,252
Specialty Retail - 1.9%	Abercrombie & Fitch Co., Class A	1,742	57,277
	AutoNation, Inc. (a)	1,863	33,683
	AutoZone, Inc. (a)	637	93,142
	Bed Bath & Beyond, Inc. (a)	5,172	194,157
	Best Buy Co., Inc.	6,742	252,960
	GameStop Corp., Class A (a)	3,252	86,080
	The Gap, Inc.	9,509	203,493
	Home Depot, Inc.	33,660	896,702
	Limited Brands, Inc.	5,273	89,588
	Lowe’s Cos., Inc.	29,178	610,987
	O’Reilly Automotive, Inc. (a)	2,700	97,578
	Office Depot, Inc. (a)	5,425	35,914
	RadioShack Corp.	2,475	41,011
	The Sherwin-Williams Co.	1,929	116,049
	Staples, Inc.	14,264	331,210
	TJX Cos., Inc.	8,370	310,946
	Tiffany & Co.	2,460	94,784

			3,545,561
Textiles, Apparel & Luxury Goods - 0.5%	Coach, Inc.	6,281	206,771
	Nike, Inc., Class B	7,677	496,702
	Polo Ralph Lauren Corp.	1,142	87,500
	VF Corp.	1,754	127,042

			918,015
Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	9,314	122,479
	People’s United Financial, Inc.	6,879	107,037

			229,516
Tobacco - 1.6%	Altria Group, Inc.	40,904	728,500
	Lorillard, Inc.	3,261	242,292
	Philip Morris International, Inc.	38,200	1,861,868
	Reynolds American, Inc.	3,337	148,563

			2,981,223

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks			Shares Held	Value
Trading Companies & Distributors - 0.1%	Fastenal Co.			2,610	$101,007
	W.W. Grainger, Inc.			1,234	110,270

					211,277
Wireless Telecommunication Services - 0.3%	American Tower Corp., Class A (a)			7,793	283,665
	MetroPCS Communications, Inc. (a)			5,146	48,167
	Sprint Nextel Corp. (a)			56,790	224,321

					556,153
	Total Common Stocks (Cost - $192,377,562) - 99.3%				184,378,216
	Short-Term Securities	Maturity Date	Interest Rate	Face Amount
Time Deposits - 1.8%	State Street Bank & Trust Co.	10/1/09	0.01%	$3,330,728	3,330,728
	Total Short-Term Securities (Cost - $3,330,728) - 1.8%				3,330,728
	Total Investments Before Options Written (Cost - $195,708,290*) - 101.1%				187,708,944
	Options Written			Number of Contracts
Call Options Written	S&P 500 Index, expiring October 2009 at USD 1,070			1,779	(2,339,385)
	Total Options Written (Premiums Received - $4,025,094) - (1.3%)				(2,339,385)

	Total Investments, Net of Options Written (Net Cost - $191,683,196) - 99.8%				185,369,559
	Other Assets Less Liabilities - 0.2%				311,294

	Net Assets - 100.0%				$185,680,853

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$189,181,057

Gross unrealized appreciation	$1,836,618
Gross unrealized depreciation	(3,308,731)

Net unrealized depreciation	$(1,472,113)

(a)	Non-income producing security.
(b)	Depositary Receipts.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income
Bank of America Corp.	$207	$20,519	$(12,448)	$4,815

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Depreciation
71	E-MINI S&P 500	December 2009	$ 3,763,015	$ (25,220)

S&P 500 Covered Call Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
•	For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•	Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†
	Assets	Liabilities
Level 1	$184,378,216	$(2,364,605)
Level 2	3,330,728	-
Level 3	-	-
Total	$187,708,944	$(2,364,605)

† Other financial instruments are futures and options.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500® Covered Call Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
S&P 500® Covered Call Fund Inc.

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
S&P 500® Covered Call Fund Inc.

Date: November 13, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
S&P 500® Covered Call Fund Inc.

Date: November 13, 2009